Condensed Consolidated Interim Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 24,191	$ 13,526
Short-term deposits	10,856	206
Inventories	781	796
Trade receivables, net	2,145	2,024
Other accounts receivable	849	581
Total current assets	38,822	17,133
Non-current assets
Long term financial asset at fair value	200	200
Property, equipment and right of use assets, net	3,156	1,545
Total non-current assets	3,356	1,745
Total Assets	42,178	18,878
Current liabilities
Short term loan and current portion of long-term loans	65	826
Lease liability	568	217
Trade payables	1,477	1,834
Other accounts payable	960	918
Warrant Liability (note 3)	5,992	7,743
Total current liabilities	9,062	11,538
Non-current liabilities
Lease liability	1,539	241
Long term loans	98	108
Severance payment, net	144	147
Total non-current liabilities	1,781	496
Total liabilities	10,843	12,034
Shareholder’s Equity
Share capital and additional paid in capital (note 4)	107,287	83,120
Warrant Reserve	30,863	30,863
Accumulated other comprehensive loss	261	(549)
Reserve with respect to transactions with non-controlling interests	927	927
Accumulated losses	(106,873)	(100,452)
Total equity attributable to Company shareholders	32,465	13,909
Non-controlling interests	(1,130)	(7,065)
Total equity (deficit)	31,335	6,844
Total liabilities and equity (deficit)	$ 42,178	$ 18,878